Provisions - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions	€ 42.5	€ 51.8
Provision used, other provisions	10.3
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 7.3	12.9
Estimated completion of activities	15 months
Provision used, other provisions	€ 6.0
Provision for employer taxes on share based payments
Disclosure of other provisions [line items]
Other provisions	3.1	€ 6.6
Provision used, other provisions	€ 4.2